Investment in Associates - Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Beginning balance	$ 4,656
Ending balance	4,872	$ 4,656
AB InBev Efes [member]
Disclosure of associates [line items]
Beginning balance		1,143
Exceptional share of results of associates		(1,143)
Castel [member]
Disclosure of associates [line items]
Beginning balance	3,293	3,400
Effect of movements in foreign exchange	107	(172)
Dividends received	(22)	(87)
Share of results of associates	104	152
Ending balance	3,482	3,293
Anadolu Efes [member]
Disclosure of associates [line items]
Beginning balance	171	201
Effect of movements in foreign exchange	(63)	(57)
Dividends received	(10)	(14)
Share of results of associates	66	41
Ending balance	$ 164	$ 171